Income Taxes (Details Textual)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes (Textual)
Description of income tax	The Company's subsidiary, Newater HK, is incorporated in Hong Kong and has no operating profit or tax liabilities during the period. Newater HK is subject to tax at 8.25% on assessable profits up to $256,410 (HK$2,000,000) and 16.5% on any part of assessable profits over $256,410 for the year ended December 31, 2018, and 16.5% of the estimated assessable profit for the years ended December 31, 2017 and 2016.
Enterprise income tax rate	25.00%
Preferential tax rate	15.00%	15.00%	15.00%
Low-profit preferential income tax			10.00%